UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6364
Van Kampen Ohio Quality Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 163.9%
	Ohio 156.1%
$370	Akron Bath Copley, OH Jt Twp Hosp Dist Rev Hosp Fac Summa Hosp, Ser A	5.375%	11/15/18	$371,210
1,000	American Muni Pwr OH Inc Hydroelec Pjs, Ser C	5.000	02/15/20	1,079,880
3,000	American Muni Pwr OH Inc Prairie St Energy Campus Proj A (AGL Insd)	5.250	02/15/19	3,376,230
1,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	946,150
1,830	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	1,700,582
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	944,040
3,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	2,589,990
2,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	1,534,520
700	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	599,998
1,510	Cleveland, OH Arpt Sys Rev, Ser A (AGM Insd)	5.000	01/01/31	1,511,691
1,000	Cleveland, OH Purp, Ser A (AGL Insd)	5.000	12/01/29	1,042,320
1,000	Cleveland, OH Rfdg (AGM Insd)	5.500	10/01/19	1,170,290

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student Hsg Euclid Ave Fenn Proj (AMBAC Insd)	5.000%	08/01/28	$896,350
1,480	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000	12/01/24	1,612,623
1,000	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000	12/01/26	1,077,240
395	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	335,525
1,000	Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk Ctr Wiggins Proj	6.800	02/15/35	909,700
1,000	Dayton, OH Arpt Rev Rfdg, Ser C (Radian Insd) (AMT)	5.350	12/01/32	912,720
2,400	Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr, Ser A	5.625	08/15/32	2,208,984
500	Finneytown, OH Loc Sch Dist (NATL Insd)	6.200	12/01/17	599,295
1,000	Franklin Cnty, OH Hlthcare Fac Rev OH Presbyterian, Ser A (Prerefunded @ 7/01/11)	7.125	07/01/29	1,102,330
2,145	Groveport, OH Inc Tax Rcpt (NATL Insd)	5.000	12/01/20	2,269,946
1,250	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	1,054,750
4,750	Hamilton Cnty, OH Sales Tax Sub Cap Apprec, Ser B (AMBAC Insd)	*	12/01/23	2,441,310

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr Dist, Ser B (NATL Insd)	5.000%	12/01/30	$1,041,780
1,000	Harrison, OH Wastewtr Sys & Impt Rfdg (AGM Insd)	5.250	11/01/20	1,073,230
670	Kent State Univ OH Univ Revs Gen Rcpt, Ser B (AGL Insd)	5.000	05/01/27	701,805
1,000	Kent State Univ OH Univ Revs Gen Rcpts, Ser B (AGL Insd)	5.000	05/01/28	1,042,060
2,000	Lakewood, OH City Sch Dist Sch Impt Rfdg (AGM Insd)	4.500	12/01/31	2,022,960
8,000	Lakewood, OH City Sch Dist Sch Impt Rfdg (AGM Insd) (b)	4.500	12/01/31	8,091,840
1,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part, Ser B (NATL Insd)	5.625	09/01/15	1,001,930
2,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	2,016,900
5,840	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd) (b)	5.000	02/01/24	6,027,522
1,000	Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement Rfdg, Ser A	6.375	08/15/15	1,020,520
1,000	Medina, OH Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.250	12/01/31	1,052,320
1,000	Miami Cnty, OH Hosp Fac Upper Vly Med Ctr Impt & Rfdg	5.250	05/15/26	1,004,330
1,000	Miamisburg, OH City Sch Dist Sch Fac Constr & Impt (AGL Insd)	5.000	12/01/29	1,054,730
1,000	Middleburg Heights, OH Southwest Genl Hlth Ctr (AGM Insd)	5.625	08/15/15	1,013,190

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,000	Montgomery Cnty, OH Rev Catholic Hlth Initiatives, Ser A (Prerefunded @ 6/01/10)	6.000%	12/01/26	$2,056,160
7,500	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (b)	5.000	10/01/41	7,324,875
1,100	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.250	11/15/33	1,158,355
500	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (c)	5.250	11/15/39	534,525
1,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (d)	6.200	12/01/31	1,033,917
1,500	Ohio Hsg Fin Agy Cap Fd Rev, Ser A (AGM Insd)	5.000	04/01/27	1,579,260
170	Ohio Hsg Fin Agy Mtg Rev Residential, Ser A (GNMA Collateralized) (AMT)	5.250	09/01/30	166,226
1,560	Ohio Hsg Fin Agy Multi Family Hsg Rev Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	5.850	09/20/28	1,667,063
5,550	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (e)	*	01/15/15	4,978,849
1,000	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 1/15/14)	*	01/15/15	844,090
5,850	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 7/15/14)	*	01/15/15	5,107,869
1,000	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (NATL Insd)	*	02/15/30	327,320

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$7,500	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (b)	4.800%	09/01/36	$7,431,975
750	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	793,005
1,500	Ohio St Air Quality Dev Auth Rfdg Columbus Southn Pwr Co, Ser B (c)	5.800	12/01/38	1,559,610
1,380	Ohio St Bldg Auth Adult Correct Blgd, Ser A	5.000	10/01/27	1,470,818
555	Ohio St Dept of Tran Ctf Part Panhandle Rail Line Proj (AGM Insd)	6.500	04/15/12	557,714
10,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ, Ser A (BHAC Insd) (b)	4.750	01/15/46	9,520,800
2,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B	5.500	01/01/34	2,096,120
3,600	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (b)	5.500	09/01/39	3,730,500
2,000	Ohio St Infrastructure Impt, Ser A	5.000	09/01/23	2,161,660
2,000	Ohio St Rfdg Com Schs, Ser B	5.000	09/15/20	2,283,540
1,765	Ohio St Tpk Com Tpk Rev Rfdg, Ser A	5.000	02/15/21	1,956,591
1,000	Ohio St Univ Gen Rcpt, Ser A	5.000	12/01/26	1,033,040
1,000	Ohio St Univ Gen Rcpt, Ser A	5.125	12/01/31	1,027,990
700	Ohio St Wtr Dev Auth Solid Allied Waste NA Inc Proj, Ser A (AMT)	5.150	07/15/15	700,301

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Ross Cnty, OH Hosp Rev Rfdg Fac Adena Hlth Sys (AGC Insd)	5.750%	12/01/35	$1,044,260
1,820	Summit Cnty, OH	5.250	12/01/22	1,991,025
1,395	Summit Cnty, OH	5.250	12/01/23	1,521,443
1,500	Toledo, OH City Sch Dist Sch Fac Impt, Ser B (NATL Insd)	5.000	12/01/27	1,543,665
1,500	Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub Impt Proj	5.375	12/01/35	1,225,770
500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	469,185
1,000	University Cincinnati OH Gen Rcpt, Ser C (AGL Insd)	5.000	06/01/28	1,037,720
1,000	Vandalia Butler OH City Sch Dist Montgomery Cnty Sch Impt	5.000	12/01/29	1,049,390
1,180	Worthington, OH City Sch Dist Rfdg (NATL Insd)	6.000	06/01/10	1,203,022

				134,640,444

	Guam 1.0%
850	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	859,206

	Puerto Rico 3.8%
500	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	492,275
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	989,280

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (c)	5.000%	08/01/39	$1,050,380
385	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (f)	5.375	08/01/39	380,226
600	Puerto Rico Sales Tax Fin Conv Cap Apprec, Ser A (a)(f)	0.000/6.250	08/01/33	342,990

				3,255,151

	U.S. Virgin Islands 3.0%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,019,820
700	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.750	10/01/19	767,970
810	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000	10/01/39	814,641

				2,602,431

Total Long-Term Investments 163.9% (Cost $137,067,315)				141,357,232
Total Short-Term Investments 4.5% (Cost $3,900,000)				3,900,000

Total Investments 168.4% (Cost $140,967,315)				145,257,232

Liability for Floating Rate Note Obligations Related to Securities Held (25.4%) (Cost ($21,875,000))
(21,875)	Notes with interest rates ranging from 0.18% to 0.25% at January 31, 2010 and contractual maturities of collateral ranging from 2024 to 2046 (g)			(21,875,000)

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Description	Value

Total Net Investments 143.0% (Cost $119,092,315)	$123,382,232

Other Assets in Excess of Liabilities 0.5%	393,820

Preferred Shares (including accrued distributions) (43.5%)	(37,500,847)

Net Assets Applicable to Common Shares 100.0%	$86,275,205

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(b)	Underlying security related to Inverse Floaters entered into by the Trust.

(c)	Variable Rate Coupon

(d)	Security has been deemed illiquid.

(e)	Escrowed to Maturity

(f)	Security purchased on a when-issued or delayed delivery basis.

(g)	Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2010.
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
     The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
	Quoted	Other Significant	Unobservable
Investments	Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$144,398,026	$—	$144,398,026

Issued by Foreign Governments	—	859,206	—	859,206

Total Investments in an Asset Position	$—	$145,257,232	$—	$145,257,232

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Ohio Quality Municipal Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010